Share based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Disclosure of share-based compensation arrangements
The table below sets forth the number of share options, weighted average remaining life, weighted average exercise price and weighted average grant date fair value price for the years ended December 31, 2021, 2022 and 2023, respectively:

	Outstanding share options	Weighted average remaining life		Weighted average exercise price (in $)	Weighted average grant date fair value (in $)
Outstanding as of March 17, 2021	—	0.0		—	—
Granted	500,000	4.0		8.00	2.20
Vested	—	0.0	0	—	—
Forfeited	—	0.0		—	—
Outstanding as of December 31, 2021, unvested	500,000	4.0		8.00	2.20
Outstanding as of December 31, 2021, exercisable	—	0.0		—	—
Granted	120,000	4.0		8.00	1.95
Vested	—	0.0		—	—
Forfeited	—	0.0		—	—
Outstanding as of December 31, 2022, unvested	620,000	3.0		8.00	2.15
Outstanding as of December 31, 2022, exercisable	—	0.0		—	—
Granted	—	0.0		—	—
Vested	—	0.0		—	—
Forfeited	—	0.0		—	—
Outstanding as of December 31, 2023, unvested	620,000	3.0		8.00	2.15
Outstanding as of December 31, 2023, exercisable	—	0.0		—	—

Schedule of fair value assumptions of share options granted
The fair value of the share options granted in March 2022 and December 2021 was calculated using the Black-Scholes option pricing model using the following inputs:

	2022	2021
Grant date	March 10	December 8
Risk-free rate	2.00%	1.52%
Expected life	4.0 years	4.0 years
Expected future volatility	56%	57%